Financial Instruments - Fair values and risk management (Details 3) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Jan. 02, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash and cash equivalents	₩ 8,364,432	₩ 3,508,608	₩ 4,150,572	₩ 8,585,634	₩ 30,581,556
Short-term financial instruments	21,560		410,000
Accounts receivable, net	4,917,020		9,340,923
Short-term loans, net	3,427,400		787,400
Other current financial assets	735,110		40,000
Long-term financial instruments	310,908
Long-term investment securities	3,983,858
Long-term loans, net	191,023
Other non-current financial assets	2,180,055		1,803,220
Total	₩ 24,131,366		₩ 16,532,115